Commitments, Contingencies and Guarantees - Contractual Obligations (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	€ 3,503,308
1 year	1,970,407
2 year	152,988
3 year	82,891
4 year	320,320
5 year	59,861
After 5 years	916,841
Long-term Debt [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	1,341,380	[1]
1 year	45,079	[1]
2 year	44,952	[1]
3 year	44,907	[1]
4 year	275,640	[1]
5 year	54,155	[1]
After 5 years	876,647	[1]
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	74,946
1 year	30,293
2 year	21,543
3 year	14,081
4 year	4,803
5 year	2,539
After 5 years	1,687
Purchase Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	2,012,913
1 year	1,894,455
2 year	85,548
3 year	16,223
4 year	13,772
5 year	2,382
After 5 years	533
Unrecognized Tax Benefits [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	74,069
1 year	580
2 year	945
3 year	7,680
4 year	26,105
5 year	785
After 5 years	€ 37,974

[1]	See Note 15 for the amounts excluding interest expenses.